CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 814,950	$ 567,081	$ 4,972,331
Accounts receivable, net	158,635	125,859	130,875
Stock subscription receivable	965,033
Current portion of net investment in direct financing lease	68,909	65,333	58,727
Inventory, net	162,435	173,575	133,541
Other current assets	379,139	753,505	471,834
Total current assets	2,549,101	1,685,353	5,767,308
Property and equipment, net	113,815	161,820	204,000
Other assets	241,600	383,066	1,566,177
Intangible assets, net	5,272,041	5,593,612	3,310,184
Goodwill	4,183,232	5,218,861	6,736,043
Net investment in direct financing lease, net of current portion	459,331	494,703	560,036
Total assets	12,819,120	13,537,415	18,143,748
Current Liabilities:
Accounts payable and accrued expenses	2,655,107	2,215,912	1,302,226
Notes payable, current portion	5,635	5,341
Capital lease obligation, current portion	36,958	34,816	30,898
Deferred revenue	454,086	425,276	236,270
Total current liabilities	3,151,786	2,681,345	1,569,394
Long-term liabilities:
Notes payable, net of discounts and current portion	490,392	1,970,937	1,853,648
Convertible debt, net of discounts	5,563,538	428,000
Capital lease obligation, net of current portion	30,764	49,794	84,610
Operating lease liabilities	92,503	131,568	45,000
Total liabilities	9,328,983	5,261,644	3,552,652
Commitments and Contingencies (Note 12)
Stockholders' Equity:
Common stock, $0.0001 par value, 1,000,000,000 shares authorized; 546,654,196 and 518,125,454 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	54,665	51,812	47,895
Additional paid in capital	97,528,578	94,982,167	90,770,682
Accumulated deficit	(94,234,462)	(86,935,593)	(76,435,235)
Accumulated comprehensive income	141,356	177,385	207,754
Total stockholders' equity	3,490,137	8,275,771	14,591,096
Total liabilities and stockholders' equity	$ 12,819,120	$ 13,537,415	$ 18,143,748